Intangible asset, net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset	The following table summarizes intangible asset (in thousands):

	December 31,
	2022	2021

Cost	$659	$659
Accumulated amortization	(659)	(531)

Net intangible asset	$—	$128